Fair Value Measurements (Details) - Stable Road Acquisition Corp [Member] - USD ($)		3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Nov. 13, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Assets held in the trust account, cash		$ 1,258		$ 1,258			$ 636
Interest income		184,489	$ 824,873	184,489	$ 824,873		872,653
Assets held in the trust account, cash							636
Assets held in the trust account, cash							873
Total fair value						$ 7,331,250
U.S. Treasury Securities [Member]
Fair Value Measurements (Details) [Line Items]
Assets held in the trust account, cash		$ 172,748,233		$ 172,748,233			173,107,113
Assets held in the trust account, cash							173,107,113
Assets held in the trust account, cash							172,845,138
Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Price per warrants (in Dollars per share)	$ 1.67	$ 4.51		$ 4.51
Aggregate value	$ 500,000			$ 1,200,000		526,000	2,500,000
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Price per warrants (in Dollars per share)	$ 1.57	$ 4.20		$ 4.20
Aggregate value	$ 13,500,000			$ 36,200,000		$ 7,300,000	$ 45,600,000